Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2021
Additional Financial Information of Parent Company - Financial Statements Schedule I
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets was more than 25% of the Company’s consolidated net assets as of December 31, 2021.

a) Condensed Balance Sheets (Amount in Thousands, Except Share and Per Share Data)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	1,359,841	224,145	35,173
Amounts due from related parties	778	760	119
Other current assets	40,772	—	—
Total current assets	1,401,391	224,905	35,292
Investments in subsidiaries and VIEs	6,107,489	8,538,829	1,339,930
Investments in affiliates	279,430	301,509	47,313
Other non-current assets	653	637	100
Total assets	7,788,963	9,065,880	1,422,635
Liabilities and Equity
Current liabilities
Contingent liabilities	530,433	433,345	68,001
Amounts due to subsidiaries and VIEs	56,937	575,428	90,297
Other current liabilities	13,806	16,332	2,563
Total current liabilities	601,176	1,025,105	160,861
Other non-current liabilities	2,276	—	—
Total liabilities	603,452	1,025,105	160,861
Shareholder’s equity
Class A ordinary shares (US$0.0005 par value): 91,394,900 shares authorized, 22,773,542 shares issued and 22,229,340 shares outstanding and 22,683,970 shares issued and 21,764,455 shares outstanding as of December 31, 2021	76	76	12
Class B ordinary shares (US$0.0005 par value): 8,605,100 shares authorized, 8,315,000 shares issued and outstanding as of December 31, 2020 and 2021	28	28	4
Treasury stock (544,202 and 919,515 ordinary shares as of December 31, 2020 and 2021, respectively)	(290,913)	(541,379)	(84,954)
Additional paid-in capital	3,565,667	3,534,741	554,678
Retained earnings	3,989,767	5,187,323	814,005
Accumulated other comprehensive loss	(79,114)	(140,014)	(21,971)
Total shareholders’ equity	7,185,511	8,040,775	1,261,774
Total liabilities and shareholders' equity	7,788,963	9,065,880	1,422,635

b) Condensed Statements of Operations (Amount in Thousands)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Selling expenses	131	356	285	45
General and administrative expenses	5,556	5,588	41,955	6,584
Total operating cost and expenses	5,687	5,944	42,240	6,629
Loss from operations	(5,687)	(5,944)	(42,240)	(6,629)
Other income (expenses):
Interest income	29,000	20,545	2,266	356
Interest expenses	(440)	—	—	—
Settlement expenses	—	(1,828,907)	(19,908)	(3,124)
Other income (expenses)	5,057	14,713	(4,211)	(661)
Total other income (expenses)	33,617	(1,793,649)	(21,853)	(3,429)
Income (loss) before taxes and income from equity in affiliates, subsidiaries and VIEs	27,930	(1,799,593)	(64,093)	(10,058)
Income tax expenses	(5,257)	(3,058)	—	—
Income from equity in affiliates	36,103	78,768	68,388	10,732
Income from equity in subsidiaries and VIEs	770,375	978,658	1,309,836	205,541
Net income (loss)	829,151	(745,225)	1,314,131	206,215

c) Condensed Statements of Comprehensive Income (Loss) (Amount in Thousands)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net income (loss)	829,151	(745,225)	1,314,131	206,215
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	61,651	(176,934)	(60,900)	(9,557)
Fair value fluctuation of available-for-sale investment, net of tax of nil	(797)	771	—	—
Other comprehensive income (loss)	60,854	(176,163)	(60,900)	(9,557)
Comprehensive income (loss)	890,005	(921,388)	1,253,231	196,658

d) Condensed Statements of Cash Flows (Amount in Thousands)

	Years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss) attributable to Noah Holding Limited shareholders	829,151	(745,225)	1,314,131	206,215
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Income from equity in subsidiaries and VIEs	(770,375)	(978,658)	(1,309,836)	(205,541)
Income from equity in affiliates, net of dividends	(36,103)	(58,913)	(28,606)	(4,489)
Share-based settlement expense	—	1,290,811	19,908	3,124
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs	308,774	356,685	—	—
Amounts due from related parties	9,151	(94)	18	3
Amounts due to subsidiaries and VIEs	—	56,937	28,584	4,485
Other current assets	(9,331)	(31,417)	40,772	6,398
Deferred tax assets	786	1,226	—	—
Contingent liabilities	—	530,433	(11,398)	(1,789)
Other current liabilities	4,341	(10,249)	11,828	1,856
Other non-current liabilities	756	908	(2,276)	(357)
Net cash provided by operating activities	337,150	412,444	63,125	9,905
Cash flows from investing activities:
Capital return from investments in subsidiaries and VIEs	170,589	—	—	—
Increase in investments in subsidiaries and VIEs	(78,668)	(43,690)	(1,120,785)	(175,876)
Capital return from investments in affiliates	—	101,114	—	—
Proceeds from long-term investments	43,772	—	—	—
Net cash provided by (used in) investing activities	135,693	57,424	(1,120,785)	(175,876)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	31,688	33,372	11,114	1,744
Proceeds from advances from subsidiaries	—	—	537,604	84,362
Repayment of advances from subsidiaries	—	—	(82,481)	(12,943)
Payment for repurchase of ordinary shares	—	(281,610)	(372,376)	(58,434)
Net cash provided by (used in) financing activities	31,688	(248,238)	93,861	14,729
Effect of exchange rate changes	43,253	(111,190)	(171,897)	(26,974)
Net increase (decrease) in cash and cash equivalents	547,784	110,440	(1,135,696)	(178,216)
Cash and cash equivalents - beginning of year	701,617	1,249,401	1,359,841	213,389
Cash and cash equivalents - end of year	1,249,401	1,359,841	224,145	35,173

Supplement disclosure of non-cash investing activities:

During the year ended December 31, 2020, an consolidated investment fund was disposed partially by the Company and thus was deconsolidated and recorded as investments in affiliates. The deconsolidation resulted in a decrease in investments in subsidiaries and VIEs amounted to RMB109.7 million with a corresponding increase in investments in affiliates.

e) Notes to Condensed Financial Statements

1.

The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as investment in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as income from equity in subsidiaries and VIEs on the statement of operations.

2.

As of December 31, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.